Schedule of accruals and other payables (Details)	Feb. 28, 2025 SGD ($)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 SGD ($)
Payables and Accruals [Abstract]
Accruals	$ 17,550	$ 13,006	$ 3,494
Salary and related payable	43,165	31,990
Other payables	524,313	388,568	21,850
Total	$ 585,028	$ 433,564	$ 25,344